Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Operations - PLUM ACQUISITION CORP. I [Member] - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Interest Expense – Debt Discount	$ (279,013)	$ (106,416)	$ (28,515)		$ (134,931)	$ (413,944)
Change in fair value of subscription liability
Total other (expense) income, net	15,322	3,131,354	733,235		3,864,589	3,879,911	$ 3,063,558	$ 14,652,562
Net (loss) income	(338,050)	2,552,400	(420,047)	$ 2,552,400	2,132,353	1,794,302			$ (420,047)
Formation and operating costs	353,372	578,954	1,153,282		1,732,236	2,085,609
Loss from operations	(353,372)	(578,954)	(1,153,282)		(1,732,236)	(2,085,609)	(3,098,285)	(4,074,437)
Other (expense) income:
Change in fair value of warrant liabilities	(334,975)	1,978,245	(2,022,486)		(44,241)	(379,216)	(1,264,054)	8,973,522
Change in fair value of Forward Purchase Agreement		633,205	(325,091)		308,114	308,114	308,114
Issuance of Forward Purchase Agreement			(308,114)		(308,114)	(308,114)	(308,114)
Reduction of deferred underwriter fee payable			328,474		328,474	328,474	328,474
Interest income – trust account	629,310	626,320	3,088,967		3,715,287	4,344,597	$ 4,758,906	$ 4,679,040
Previously Reported [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Interest Expense – Debt Discount	(2,467,496)	(1,045,564)	(302,469)		(1,348,033)	(3,815,529)
Change in fair value of subscription liability	(2,079,310)	2,655,232	(18,277)		2,636,955	557,645
Total other (expense) income, net	(4,252,471)	4,847,438	441,004		5,288,442	1,035,971
Net (loss) income	(4,605,843)	4,268,484	(712,278)	4,268,484	3,556,206	(1,049,638)
Formation and operating costs	353,372	578,954	1,153,282		1,732,236	2,085,609
Loss from operations	(353,372)	(578,954)	(1,153,282)		(1,732,236)	(2,085,609)
Other (expense) income:
Change in fair value of warrant liabilities	(334,975)	1,978,245	(2,022,486)		(44,241)	(379,216)
Change in fair value of Forward Purchase Agreement		633,205	(325,091)		308,114	308,114
Issuance of Forward Purchase Agreement			(308,114)		(308,114)	(308,114)
Reduction of deferred underwriter fee payable			328,474		328,474	328,474
Interest income – trust account	629,310	626,320	3,088,967		3,715,287	4,344,597
Restatement Impacts [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Interest Expense – Debt Discount	2,188,483	939,148	273,954		1,213,102	3,401,585
Change in fair value of subscription liability	2,079,310	(2,655,232)	18,277		(2,636,955)	(557,645)
Total other (expense) income, net	4,267,793	(1,716,084)	292,231		(1,423,853)	2,843,940
Net (loss) income	$ 4,267,793	$ (1,716,084)	292,231	$ (1,716,084)	(1,423,853)	2,843,940
Restated [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Interest Expense – Debt Discount			(28,515)		(134,931)	(413,944)
Change in fair value of subscription liability
Total other (expense) income, net					3,864,589
Net (loss) income			(420,048)		2,132,353	1,794,302
Formation and operating costs					1,732,236
Loss from operations					(1,732,236)
Other (expense) income:
Change in fair value of warrant liabilities			(2,022,486)		(44,241)	(379,216)
Change in fair value of Forward Purchase Agreement			(325,091)		308,114	308,114
Issuance of Forward Purchase Agreement			(308,114)		(308,114)	(308,114)
Reduction of deferred underwriter fee payable					328,474
Interest income – trust account			$ 3,088,966		$ 3,715,287	$ 4,344,597
Class A Ordinary Shares Subject to Possible Redemption [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)	4,970,919	13,208,627	26,286,357		15,699,116	12,083,753
Basic net (loss) income per share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09
Class A Ordinary Shares Subject to Possible Redemption [Member] | Previously Reported [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)	4,970,919	13,208,627	26,286,357		15,699,166	12,083,753
Basic net (loss) income per share (in Dollars per share)	$ (0.36)	$ 0.2	$ (0.02)		$ 0.15	$ (0.05)
Class A Ordinary Shares Subject to Possible Redemption [Member] | Restatement Impacts [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Basic net (loss) income per share (in Dollars per share)	$ 0.33	$ (0.08)	$ 0.01		$ (0.06)	$ 0.14
Class A Ordinary Shares Subject to Possible Redemption [Member] | Restated [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)					15,699,166
Basic net (loss) income per share (in Dollars per share)					$ 0.09
Class A Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)	1,474,641					526,181	2,405,055
Basic net (loss) income per share (in Dollars per share)	$ (0.03)					$ 0.09	$ 0
Class A Ordinary Shares [Member] | Previously Reported [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)	1,474,641					526,181
Basic net (loss) income per share (in Dollars per share)	$ (0.36)					$ (0.05)
Class A Ordinary Shares [Member] | Restatement Impacts [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Basic net (loss) income per share (in Dollars per share)	$ 0.33					$ 0.14
Class B Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)	6,505,768	7,980,409	7,980,409		7,980,409	7,454,228	5,575,354	7,980,409
Basic net (loss) income per share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09	$ 0	$ 0.27
Class B Ordinary Shares [Member] | Previously Reported [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)	6,505,768	7,980,409	7,980,409		7,980,409	7,454,228
Basic net (loss) income per share (in Dollars per share)	$ (0.36)	$ 0.2	$ (0.02)		$ 0.15	$ (0.05)
Class B Ordinary Shares [Member] | Restatement Impacts [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Basic net (loss) income per share (in Dollars per share)	$ 0.33	$ (0.08)	$ 0.01		$ (0.06)	$ 0.14
Class B Ordinary Shares [Member] | Restated [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Weighted average shares outstanding (in Shares)					7,980,409
Basic net (loss) income per share (in Dollars per share)					$ 0.09